UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   7/31/10

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2010
Security	Principal Amount	Interest Rate (%)		Maturity Date	Market Value

CONVERTIBLE BONDS - 88.79%
AEROSPACE/DEFENSE - 3.46%
AAR Corp. - 144a	$ 2,500,000	1.625		3/1/2014	$ 2,065,625
Orbital Sciences Corp.	2,069,000	2.438		1/15/2027	2,009,516
					4,075,141
BIOTECHNOLOGY - 7.27%
American Oriental Bioengineering, Inc. - 144a	3,400,000	5.000		7/15/2015	2,431,000
Charles River Laboratories International, Inc.	1,760,000	2.250		6/15/2013	1,685,200
Cubist Pharmaceuticals, Inc.	2,500,000	2.250		6/15/2013	2,431,250
Gilead Sciences, Inc. - 144a	2,000,000	1.625		5/1/2016	2,007,500
					8,554,950
CHEMICALS - 1.83%
ShengdaTech, Inc. - 144a	2,240,000	6.000		6/1/2018	2,161,600

COAL - 3.36%
Alpha Natural Resources, Inc.	2,500,000	2.375		4/15/2015	2,662,500
Massey Energy Co.	1,500,000	3.250		8/1/2015	1,293,750
					3,956,250
COMMERCIAL SERVICES - 6.01%
Chemed Corp.	2,000,000	1.875		5/15/2014	1,840,000
Coinstar, Inc.	1,000,000	4.000		9/1/2014	1,320,000
Kendle International, Inc.	1,500,000	3.375		7/15/2012	1,365,000
Sotheby's	2,400,000	3.125		6/15/2013	2,547,000
					7,072,000
COMPUTERS - 1.51%
EMC Corp.	300,000	1.750		12/1/2013	405,750
SanDisk Corp.	1,500,000	1.000		5/15/2013	1,376,250
					1,782,000
DIVERSIFIED MANUFACTURING - 0.46%
EnPro Industries, Inc.	500,000	3.938		10/15/2015	545,625

ELECTRIC - 2.08%
Unisource Energy Corp.	2,500,000	4.500		3/1/2035	2,456,250

ELECTRICAL COMPONENTS & EQUIPMENT - 7.39%
EnerSys	2,500,000	3.375	+	6/1/2038	2,378,125
General Cable Corp.	2,100,000	0.875		11/15/2013	1,879,500
SunPower Corp. - 144a	2,500,000	4.500		3/15/2015	1,986,750
SunPower Corp.	3,000,000	4.750		4/15/2014	2,456,250
					8,700,625
ELECTRONICS - 3.16%
FEI Co.	1,382,000	2.875		6/1/2013	1,382,000
TTM Technologies, Inc.	2,500,000	3.250		5/15/2015	2,334,375
					3,716,375
ENERGY-ALTERNATE SOURCES - 1.49%
Covanta Holding Corp.	711,000	1.000		2/1/2027	678,116
Covanta Holding Corp.	1,000,000	3.250		6/1/2014	1,073,750
					1,751,866
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Security	Principal Amount	Interest Rate (%)		Maturity Date	Market Value
FOOD - 2.74%
Nash Finch Co.	$ 4,000,000	1.631	+	3/15/2035	$ 1,910,000
Spartan Stores, Inc.	1,500,000	3.375		5/15/2027	1,318,125
					3,228,125
HEALTHCARE - PRODUCTS - 3.25%
Henry Schein, Inc.	300,000	3.000		8/15/2034	344,250
SonoSite, Inc.	1,500,000	3.750		7/15/2014	1,580,625
Wright Medical Group, Inc.	2,200,000	2.625		12/1/2014	1,900,250
					3,825,125
HEALTHCARE-SERVICES - 3.94%
AMERIGROUP Corp.	1,250,000	2.000		5/15/2012	1,303,125
LifePoint Hospitals, Inc.	1,000,000	3.500		5/15/2014	950,000
Molina Healthcare, Inc.	2,475,000	3.750		10/1/2014	2,382,188
					4,635,313
INTERNET - 3.59%
Equinix, Inc.	2,000,000	3.000		10/15/2014	2,070,000
Priceline.com, Inc. - 144a	2,100,000	1.250		3/15/2015	2,152,500
					4,222,500
IRON/STEEL - 1.94%
Steel Dynamics, Inc.	2,000,000	5.125		6/15/2014	2,280,000

MACHINERY - 0.36%
AGCO Corp.	400,000	1.250		12/15/2036	427,500

MINING - 3.80%
Kaiser Aluminum Corp. - 144a	2,600,000	4.500		4/1/2015	2,813,720
Kinross Gold Corp.	1,700,000	1.750		3/15/2028	1,657,500
					4,471,220
OIL & GAS - 10.55%
CAL Dive International, Inc.	2,500,000	3.250		12/15/2025	2,200,000
Chesapeake Energy Corp.	2,000,000	2.750		11/15/2035	1,815,000
Global Industries Ltd.	2,000,000	2.750		8/1/2027	1,227,500
Hanover Compressor Company	1,000,000	4.750		1/15/2014	970,000
Hornbeck Offshore Services, Inc.	3,300,000	1.625	+	11/15/2026	2,644,950
SESI, LLC	1,000,000	1.500	+	12/15/2026	955,000
Transocean, Inc.	500,000	1.500		12/15/2037	462,500
Transocean, Inc.	500,000	1.500		12/15/2037	436,875
Transocean, Inc.	1,744,000	1.625		12/15/2037	1,713,480
					12,425,305
PHARMACEUTICALS - 4.24%
Endo Pharmaceuticals Holdings, Inc. - 144a	2,500,000	1.750		4/15/2015	2,546,875
Medicis Pharmaceutical Corp.	1,600,000	2.500		6/4/2032	1,634,000
Teva Pharmaceutical Finance, LLC	700,000	0.250		2/1/2026	811,125
					4,992,000
REITS - HOTELS - 1.78%
Host Hotels & Resorts LP - 144a	2,000,000	3.250		4/15/2024	2,100,000

REITS - SINGLE TENANT - 0.93%
National Retail Properties, Inc.	1,000,000	5.125		6/15/2028	1,098,750

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Security	Principal Amount	Interest Rate (%)		Maturity Date	Market Value
SEMICONDUCTORS - 4.35%
Micron Technology, Inc.	$ 1,800,000	1.875		6/1/2014	$ 1,570,500
ON Semiconductor Corp.	1,700,000	2.625		12/15/2026	1,670,250
Xilinx, Inc. - 144a	1,700,000	2.625		6/15/2017	1,876,375
					5,117,125
SOFTWARE - 1.11%
Concur Technologies, Inc. - 144a	1,200,000	2.500		4/15/2015	1,303,500

TELECOMMUNICATIONS - 4.09%
Anixter International, Inc.	1,700,000	1.000		2/15/2013	1,657,500
Arris Group, Inc.	1,500,000	2.000		11/15/2026	1,436,250
RF Micro Devices, Inc.	1,900,000	1.000		4/15/2014	1,726,625
					4,820,375
TRANSPORTATION - 4.10%
Bristow Group, Inc.	2,500,000	3.000		6/15/2038	2,171,875
Genco Shipping & Trading Ltd.	2,500,000	5.000		8/15/2015	2,653,125
					4,825,000

TOTAL CONVERTIBLE BONDS					104,544,520
( Cost - $100,072,732)

SHORT-TERM INVESTMENTS - 10.59%
MONEY MARKET FUND - 10.59%	Shares
Milestone Treasury Obligations Portfolio	12,468,967	0.010	+		12,468,967
TOTAL SHORT-TERM INVESTMENTS					12,468,967
( Cost - $12,468,967)

TOTAL INVESTMENTS - 99.38%
( Cost - $112,541,699)					117,013,487
OTHER ASSETS LESS LIABILITIES - 0.62%					726,373
NET ASSETS - 100.00%					$ 117,739,860
___________
+ Variable rate security. Interest rate is as of July 31, 2010.
REIT - Real Estate Investment Trust.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 6,328,806
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(1,857,018)
Net unrealized appreciation					$ 4,471,788

TOTAL RETURN SWAP	Notional Amount			Termination Date	Unrealized Gain (Loss)

Reflow, LLC.	$ 12,468,967			8/1/2012	$ -

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2010 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2		Level 3	Total
Convertible Bonds	$ -	$ 104,544,520	$ -		$ 104,544,520
Short-Term Investments	$ 12,468,967	$ -	$ -		$ 12,468,967
Total	$ 12,468,967	$ 104,544,520	$ -		$ 117,013,487
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/24/10